UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22930

USCF ETF TRUST

(Exact name of registrant as specified in charter)

1850 Mt. Diablo Boulevard, Suite 640 Walnut Creek, California 94596

(Address of principal executive offices) (Zip code)

USCF Advisers LLC
Mr. Stuart P. Crumbaugh
1850 Mt. Diablo Boulevard, Suite 640
Walnut Creek, California 94596
(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund
Schedule of Investments (Unaudited)
At March 31, 2019

	% of Total		Market
	Net Assets	Shares	Value
Common Stocks	99.8%
Agriculture	0.6%
Pyxus International, Inc.(a)	0.6%	478	$11,419

Airlines	1.3%
Spirit Airlines, Inc.(a)	0.6%	231	12,211
Other Airlines(b)	0.7%	392	14,776
			26,987

Auto Parts & Equipment	4.4%
Cooper Tire & Rubber Co.	0.5%	319	9,535
Miller Industries, Inc.	0.5%	333	10,273
Other Auto Parts & Equipment(b)	3.4%	4,916	70,258
			90,066

Banks	12.2%
Nicolet Bankshares, Inc.(a)	0.4%	150	8,940
OFG Bancorp	0.6%	587	11,617
Other Banks(b)	11.2%	11,651	227,436
			247,993

Chemicals	2.4%
Stepan Co.	0.5%	108	9,452
Other Chemicals(b)	1.9%	2,085	37,984
			47,436

Coal	1.4%
Warrior Met Coal, Inc.	0.4%	309	9,394
Other Coal(b)	1.0%	2,189	20,062
			29,456

Commercial Services	6.4%
Cardtronics PLC - Class A(a)	0.6%	323	11,492
H&R Block, Inc.	0.4%	371	8,882
K12, Inc.(a)	0.8%	482	16,451
Rent-A-Center, Inc.(a)	0.6%	598	12,480
Other Commercial Services(b)	4.0%	4,617	80,170
			129,475

Computers	2.4%
Insight Enterprises, Inc.(a)	0.5%	173	9,525
Presidio, Inc.	0.4%	628	9,294
Other Computers(b)	1.5%	1,819	29,887
			48,706

Electronics	5.6%
SYNNEX Corp.	0.6%	126	12,019
Tech Data Corp.(a)	0.5%	101	10,343
Other Electronics(b)	4.5%	3,859	91,252
			113,614

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)
At March 31, 2019

	% of Total		Market
	Net Assets	Shares	Value
Energy-Alternate Sources	1.8%
Renewable Energy Group, Inc.(a)	0.6%	515	$11,309
REX American Resources Corp.(a)	0.4%	109	8,787
Other Energy-Alternate Sources(b)	0.8%	904	16,542
			36,638

Engineering & Construction	3.2%
Argan, Inc.	0.5%	212	10,589
IES Holdings, Inc.(a)	0.4%	498	8,850
Other Engineering & Construction(b)	2.3%	3,225	44,963
			64,402

Environmental Control	0.5%
CECO Environmental Corp.(a)	0.5%	1,332	9,590

Food	1.8%
Pilgrim’s Pride Corp.(a)	0.5%	427	9,518
Sanderson Farms, Inc.	0.5%	79	10,415
Other Food(b)	0.8%	1,535	17,375
			37,308

Forest Products & Paper	1.2%
Domtar Corp.	0.5%	181	8,987
Other Forest Products & Paper(b)	0.7%	743	15,230
			24,217

Healthcare-Services	1.0%
Molina Healthcare, Inc.(a)	0.6%	84	11,925
Other Healthcare-Services(b)	0.4%	619	9,061
			20,986

Home Builders	1.0%
LGI Homes, Inc.(a)	0.4%	149	8,976
Other Home Builders(b)	0.6%	293	11,906
			20,882

Home Furnishings	1.8%
Sleep Number Corp.(a)	0.6%	275	12,925
Other Home Furnishings(b)	1.2%	1,771	24,632
			37,557

Insurance	2.8%
Assured Guaranty Ltd.	0.5%	234	10,397
Other Insurance(b)	2.3%	1,501	46,666
			57,063

Machinery-Construction & Mining	0.4%
Oshkosh Corp.	0.4%	120	9,016

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)
At March 31, 2019

	% of Total		Market
	Net Assets	Shares	Value
Media	1.1%
Gannett Co., Inc.	0.4%	873	$9,201
Other Media(b)	0.7%	1,520	13,260
			22,461

Metal Fabricate & Hardware	1.4%
Global Brass & Copper Holdings, Inc.	0.4%	268	9,230
Other Metal Fabricate & Hardware(b)	1.0%	1,382	20,954
			30,184

Miscellaneous Manufacturer	1.6%
Fabrinet(a)	0.6%	227	11,886
Other Miscellaneous Manufacturer(b)	1.0%	1,151	21,531
			33,417

Office & Business Equipment	0.9%
Xerox Corp.	0.6%	347	11,097
Other Office & Business Equipment(b)	0.3%	940	6,458
			17,555

Oil & Gas	4.8%
Murphy USA, Inc.(a)	0.5%	112	9,589
ProPetro Holding Corp.(a)	0.6%	547	12,329
Other Oil & Gas(b)	3.7%	7,187	75,544
			97,462

Pharmaceuticals	2.6%
Mallinckrodt PLC(a)	0.4%	423	9,196
Other Pharmaceuticals(b)	2.2%	4,714	44,588
			53,784

Retail	15.8%
Abercrombie & Fitch Co. - Class A	0.5%	332	9,100
Bloomin’ Brands, Inc.	0.4%	441	9,019
Container Store Group, Inc. (The)(a)	0.4%	1,013	8,914
Foot Locker, Inc.	0.5%	161	9,757
Genesco, Inc.(a)	0.5%	210	9,565
PC Connection, Inc.	0.5%	252	9,241
Regis Corp.(a)	0.5%	510	10,032
Sally Beauty Holdings, Inc.(a)	0.5%	543	9,997
Shoe Carnival, Inc.	0.4%	260	8,848
World Fuel Services Corp.	0.6%	414	11,960
Zumiez, Inc.(a)	0.4%	360	8,960
Other Retail(b)	10.6%	20,632	217,036
			322,429

Semiconductors	1.5%
Photronics, Inc.(a)	0.5%	995	9,403
Other Semiconductors(b)	1.0%	2,102	20,692
			30,095

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)
At March 31, 2019

	% of Total		Market
	Net Assets	Shares	Value
Software	1.0%
Avid Technology, Inc.(a)	0.6%	1,670	$12,442
Other Software(b)	0.4%	473	7,038
			19,480

Trucking & Leasing	0.8%
Willis Lease Finance Corp.(a)	0.6%	270	11,445
Other Trucking & Leasing(b)	0.2%	158	5,092
			16,537

Miscellaneous(c)	16.1%		327,280

Total Common Stocks (Cost $2,406,232)	99.8%		$2,033,495
Total Investments (Cost $2,406,232)(d)	99.8%		2,033,495
Other Assets in Excess of Liabilities	0.2%		4,704
Total Net Assets	100.0%		$2,038,199

(a)	Non income producing security.
(b)	Industry classifications and or positions included individually represent less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(c)	Miscellaneous classifications represents industries and position less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(d)	The aggregate cost of investments for tax purposes was $2,406,232. The net unrealized depreciation was $(372,737), which consisted of aggregate gross unrealized appreciation of $118,468 and aggregate gross unrealized depreciation of $(491,205).

Summary of Investments by Country^
United States	96.9%
Bermuda	0.7
Thailand	0.6
Puerto Rico	0.6
United Kingdom	0.6
Luxembourg	0.3
Ireland	0.3
100.0%

Summary of Investments by Sector^
Consumer Cyclical	27.5%
Industrial	18.7
Financial	18.6
Consumer Non-cyclical	14.0
Energy	8.1
Technology	5.7
Basic Materials	4.0
Communications	3.4
100.0%

^ As a percentage of total investments. All stocks are listed on U.S. Exchanges.

USCF ETF TRUST

USCF SummerHaven SHPEN Index Fund
Schedule of Investments (Unaudited)
At March 31, 2019

	% of Total		Market
	Net Assets	Shares	Value
Common Stocks	99.3%
Auto Parts & Equipment	19.1%
Allison Transmission Holdings, Inc.	1.5%	323	$14,509
American Axle & Manufacturing Holdings, Inc.(a)	1.2%	782	11,190
BorgWarner, Inc.	1.1%	290	11,139
Commercial Vehicle Group, Inc.(a)	1.4%	1,701	13,047
Cooper Tire & Rubber Co.	1.5%	483	14,437
Dana, Inc.	1.2%	630	11,176
Goodyear Tire & Rubber Co. (The)	1.1%	553	10,037
Meritor, Inc.(a)	1.3%	589	11,986
Miller Industries, Inc.	1.6%	501	15,456
Modine Manufacturing Co.(a)	1.1%	742	10,292
Motorcar Parts of America, Inc.(a)	1.2%	623	11,756
Standard Motor Products, Inc.	1.4%	268	13,159
Other Auto Parts & Equipment(b)	3.5%	1,899	32,943
			181,127

Building Materials	1.1%
US Concrete, Inc.(a)	1.1%	253	10,479

Coal	3.2%
CONSOL Energy, Inc.(a)	1.2%	338	11,566
Hallador Energy Co.	1.1%	1,961	10,315
Other Coal(b)	0.9%	291	8,244
			30,125

Electrical Components & Equipment	2.8%
Encore Wire Corp.	1.6%	264	15,106
EnerSys	1.2%	169	11,012
			26,118

Energy-Alternate Sources	5.9%
First Solar, Inc.(a)	1.4%	241	12,734
Renewable Energy Group, Inc.(a)	1.8%	792	17,392
REX American Resources Corp.(a)	1.4%	165	13,301
TPI Composites, Inc.(a)	1.3%	439	12,564
			55,991

Environmental Control	1.4%
Pentair PLC	1.4%	305	13,576

Food	3.6%
Pilgrim’s Pride Corp.(a)	1.5%	656	14,622
Sanderson Farms, Inc.	1.7%	121	15,953
Other Food(b)	0.4%	1,264	3,830
			34,405

USCF ETF TRUST

USCF SummerHaven SHPEN Index Fund
Schedule of Investments (Unaudited) (Continued)
At March 31, 2019

	% of Total		Market
	Net Assets	Shares	Value
Forest Products & Paper	4.9%
Domtar Corp.	1.4%	274	$13,604
PH Glatfelter Co.	1.0%	648	9,150
Schweitzer-Mauduit International, Inc.	1.2%	297	11,500
Verso Corp. - Class A(a)	1.3%	587	12,574
			46,828

Hand & Machine Tools	1.4%
Kennametal, Inc.	1.4%	361	13,267

Iron & Steel	2.8%
Carpenter Technology Corp.	1.2%	236	10,821
Other Iron & Steel(b)	1.6%	1,822	15,197
			26,018

Machinery-Construction & Mining	2.4%
Oshkosh Corp.	1.4%	180	13,523
Terex Corp.	1.0%	294	9,446
			22,969

Machinery-Diversified	7.3%
AGCO Corp.	1.5%	208	14,466
Alamo Group, Inc.	1.5%	142	14,192
Hurco Cos, Inc.	1.2%	285	11,494
Ichor Holdings Ltd.(a)	1.4%	574	12,961
Other Machinery-Diversified(b)	1.7%	1,196	16,370
			69,483

Mining	3.8%
Kaiser Aluminum Corp.	1.4%	121	12,672
Other Mining(b)	2.4%	3,074	22,934
			35,606

Miscellaneous Manufacturer	2.2%
Harsco Corp.(a)	1.3%	588	11,854
Other Miscellaneous Manufacturer(b)	0.9%	546	8,813
			20,667
Oil & Gas	26.1%
Adams Resources & Energy, Inc.	1.3%	312	12,187
CVR Energy, Inc.	1.5%	346	14,255
FTS International, Inc.(a)	1.0%	964	9,640
Keane Group, Inc.(a)	1.2%	1,008	10,977
Murphy Oil Corp.	1.2%	394	11,544
Murphy USA, Inc.(a)	1.5%	168	14,384
Par Pacific Holdings, Inc.(a)	1.4%	742	13,215
PBF Energy, Inc. - Class A	1.0%	296	9,217
ProPetro Holding Corp.(a)	2.0%	822	18,528
RPC, Inc.	1.0%	842	9,607
SilverBow Resources, Inc.(a)	1.1%	438	10,074
Smart Sand, Inc.(a)	1.1%	2,290	10,190
W&T Offshore, Inc.(a)	1.2%	1,661	11,461
Other Oil & Gas(b)	9.6%	12,053	91,803
			247,082

USCF ETF TRUST

USCF SummerHaven SHPEN Index Fund
Schedule of Investments (Unaudited) (Continued)
At March 31, 2019

	% of Total		Market
	Net Assets	Shares	Value
Packaging & Containers	4.6%
Owens-Illinois, Inc.	1.5%	767	$14,558
Silgan Holdings, Inc.	1.5%	480	14,222
Sonoco Products Co.	1.6%	245	15,075
			43,855

Retail	1.9%
World Fuel Services Corp.	1.9%	615	17,767

Transportation	1.1%
SEACOR Holdings, Inc.(a)	1.1%	235	9,936

Miscellaneous(c)	3.7%		34,924

Total Common Stocks (Cost $1,199,872)	99.3%		940,223
Total Investments (Cost $1,199,872)(d)	99.3%		940,223
Other Assets in Excess of Liabilities	0.7%		6,763
Total Net Assets	100.0%		$946,986

(a)	Non income producing security.
(b)	Industry classifications and or positions included individually represent less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(c)	Miscellaneous classifications represents industries and position less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(d)	The aggregate cost of investments for tax purposes was $1,199,872. The net unrealized depreciation was $(259,649), which consisted of aggregate gross unrealized appreciation of $37,356 and aggregate gross unrealized depreciation of $(297,005).

Summary of Investments by Country^
United States	98.6%
United Kingdom	1.4
100.0%

Summary of Investments by Sector^
Energy	35.5%
Industrial	26.3
Consumer Cyclical	23.0
Basic Materials	11.5
Consumer Non-cyclical	3.7
100.0%

^	As a percentage of total investments. All stocks are listed on U.S. Exchanges.

USCF ETF TRUST

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Consolidated Schedule of Investments (Unaudited)
At March 31, 2019

Besides the following listed futures contracts, treasury bills, money market funds and time deposits of the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”) and its wholly-owned subsidiary, there were no additional investments held by the Fund at March 31, 2019.

The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2019:

				Value/
				Unrealized Gain
				(Loss) on Open
	Number of	Notional	Expiration	Commodity	% of Total
	Contracts	Amount	Date	Contracts	Net Assets
Open Futures Contracts - Long
Foreign Contracts
LME Tin Futures LT April 2019 contracts	3	$291,230	Apr-19	$30,475	0.8%
LME Zinc Futures LX May 2019 contracts	4	246,382	May-19	48,994	1.2%
LME Nickel Futures LN November 2019 contracts	4	315,213	Nov-19	(427)	0.0%*
LME Tin Futures LT November 2019 contracts	3	319,490	Nov-19	378	0.0%*
ICE Brent Crude Oil Futures CO April 2020 contracts	4	259,070	Feb-20	2,810	0.1%
	18	1,431,385		82,230	2.1%
United States Contracts
NYMEX Heating Oil Futures HO June 2019 contracts	3	250,055	May-19	(1,231)	0.0%*
COMEX Gold Futures GC June 2019 contracts	2	265,880	Jun-19	(6,180)	(0.2)%
CME Live Cattle Futures LC June 2019 contracts	5	239,180	Jun-19	(1,180)	0.0%*
ICE Sugar #11 Futures SB July 2019 contracts	20	283,853	Jun-19	(493)	0.0%*
CBOT Wheat Futures W July 2019 contracts	12	311,738	Jul-19	(33,637)	(0.9)%
CME Lean Hogs Futures LH August 2019 contracts	7	269,740	Aug-19	(9,200)	(0.2)%
CME Feeder Cattle Futures FC August 2019 contracts	4	303,025	Aug-19	9,475	0.2%
NYMEX RBOB Gasoline Futures RB October 2019 contracts	4	281,232	Sep-19	1,226	0.0%*
CBOT Corn Futures C December 2019 contracts	14	277,900	Dec-19	(8,575)	(0.2)%
NYMEX Natural Gas Futures NG March 2020 contracts	10	293,040	Feb-20	(1,440)	0.0%*
	81	2,775,643		(51,235)	(1.3)%
Open Futures Contracts - Short**
Foreign Contracts
LME Tin Futures LT April 2019 contracts	3	(320,950)	Apr-19	(765)	0.0%*
Total Open Futures Contracts***	102	$3,886,078		$30,230	0.8%

USCF ETF TRUST

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Consolidated Schedule of Investments (Unaudited) (Continued)
At March 31, 2019

	Principal		% of Total
	Amount	Market Value	Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
2.37%, 4/04/2019	$100,000	$99,980	2.6%
2.38%, 4/11/2019	100,000	99,934	2.6%
2.41%, 4/18/2019	50,000	49,943	1.3%
2.28%, 4/25/2019	350,000	349,478	9.0%
2.38%, 5/02/2019	100,000	99,796	2.6%
2.44%, 5/09/2019	300,000	299,235	7.6%
2.31%, 5/23/2019	600,000	598,037	15.3%
2.41%, 6/06/2019	50,000	49,780	1.3%
2.35%, 6/20/2019	300,000	298,462	7.7%
2.47%, 7/05/2019	50,000	49,679	1.3%
2.48%, 7/11/2019	100,000	99,312	2.6%
2.59%, 8/15/2019	100,000	99,040	2.5%
Total Treasury Obligations (Cost $2,192,676)		$2,192,676	56.4%

United States - Money Market Funds
Goldman Sachs Financial Square Funds - Government Fund - Class FS	390,000	390,000	10.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	621,000	621,000	16.0%
Total Money Market Funds (Cost $1,011,000)		$1,011,000	26.0%

	Face
	Amount
Time Deposits
Brown Brothers Harriman & Co., 1.78% due 04/01/2019	2,048	$2,048	0.0%*
Citibank, 1.78% due 04/01/2019	565,290	565,290	14.5%
Total Time Deposits (Cost $567,338)		567,338	14.5%

Total Cash Equivalents (Cost $3,771,014)		$3,771,014	96.9%
Total Investments (Cost $3,771,014)(a)		$3,801,244	97.7%
Other Assets in Excess of Liabilities		88,667	2.3%
Total Net Assets		$3,889,911	100.0%

*	Position represents less than 0.05%.
**	All short contracts are offset by long positions in Futures Contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
***	Collateral amounted to $299,081 on open futures contracts.
(a)	The aggregate cost of investments for tax purposes was $3,771,014.

Summary of Investments by Country^
United States	97.8%
United Kingdom	2.1
Cayman Islands	0.1
Total	100.0%

^	As a percentage of total investments. All securities are listed on U.S. Exchanges.

USCF ETF TRUST

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following tables summarize the valuation of securities at March 31, 2019 for the Funds, using the fair value hierarchy:

USCF SummerHaven SHPEI Index Fund

At March 31, 2019	Total	Level 1	Level 2	Level 3
Investments, at fair value
Common Stocks:
Agriculture	$11,419	$11,419	$—	$—
Airlines	26,987	26,987	—	—
Auto Parts & Equipment	90,066	90,066	—	—
Banks	247,993	247,993	—	—
Chemicals	47,436	47,436	—	—
Coal	29,456	29,456	—	—
Commercial Services	129,475	129,475	—	—
Computers	48,706	48,706	—	—
Electronics	113,614	113,614	—	—
Energy-Alternate Sources	36,638	36,638	—	—
Engineering & Construction	64,402	64,402	—	—
Environmental Control	9,590	9,590	—	—
Food	37,308	37,308	—	—
Forest Products & Paper	24,217	24,217	—	—
Healthcare-Services	20,986	20,986	—	—
Home Builders	20,882	20,882	—	—
Home Furnishings	37,557	37,557	—	—
Insurance	57,063	57,063	—	—
Machinery-Construction & Mining	9,016	9,016	—	—
Media	22,461	22,461	—	—
Metal Fabricate & Hardware	30,184	30,184	—	—
Miscellaneous Manufacturer	33,417	33,417	—	—
Office & Business Equipment	17,555	17,555	—	—
Oil & Gas	97,462	97,462	—	—
Pharmaceuticals	53,784	53,784	—	—
Retail	322,429	322,429	—	—
Semiconductors	30,095	30,095	—	—
Software	19,480	19,480	—	—
Trucking & Leasing	16,537	16,537	—	—

USCF ETF TRUST

At March 31, 2019	Total	Level 1	Level 2	Level 3
Miscellaneous	$327,280	$327,280	$—	$—
Total Investments, at fair value	$2,033,495	$2,033,495	$—	$—

USCF SummerHaven SHPEN Index Fund

At March 31, 2019	Total	Level 1	Level 2	Level 3
Investments, at fair value
Common Stocks:
Auto Parts & Equipment	$181,127	$181,127	$—	$—
Building Materials	10,479	10,479	—	—
Coal	30,125	30,125	—	—
Electrical Components & Equipment	26,118	26,118	—	—
Energy-Alternate Sources	55,991	55,991	—	—
Environmental Control	13,576	13,576	—	—
Food	34,405	34,405	—	—
Forest Products & Paper	46,828	46,828	—	—
Hand & Machine Tools	13,267	13,267	—	—
Iron & Steel	26,018	26,018	—	—
Machinery-Construction & Mining	22,969	22,969	—	—
Machinery-Diversified	69,483	69,483	—	—
Mining	35,606	35,606	—	—
Miscellaneous Manufacturer	20,667	20,667	—	—
Oil & Gas	247,082	247,082	—	—
Packaging & Containers	43,855	43,855	—	—
Retail	17,767	17,767	—	—
Transportation	9,936	9,936	—	—
Miscellaneous	34,924	34,924	—	—
Total Investments, at fair value	$940,223	$940,223	$—	$—

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund

At March 31, 2019	Total	Level 1	Level 2	Level 3
Investments
Cash Equivalents:
Time Deposits	$567,338	$567,338	$—	$—
United States Treasury Obligations	2,192,676	2,192,676	—	—
United States - Money Market Funds	1,011,000	1,011,000	—	—
Total Cash Equivalents, at value	$3,771,014	$3,771,014	$—	$—

Exchange-Traded Futures Contracts:
Foreign Contacts	$81,465	$81,465	$—	$—
United States Contacts	(51,235)	(51,235)	—	—
Total Exchange-Traded Futures Contracts	$30,230	$30,230	$—	$—
Total Investments	$3,801,911	$3,801,911	$—	$—

For the nine months ended March 31, 2019, the Funds did not have any transfers between Level 1, Level 2 and Level 3 securities.

Notes to Schedules of Investments – March 31, 2019 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Basis of Consolidation

The USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund’s (the “Fund”) Consolidated Schedule of Investments includes the holdings, including any investments in derivatives, of both the Fund and its consolidated trading subsidiary, USCF Cayman Commodity 2 (the “Subsidiary”). The Subsidiary, which is organized in the Cayman Islands and wholly-owned by the Fund, enables the Fund to hold derivatives, including futures contracts, and satisfy regulated investment company tax requirements provided that the Fund may only invest up to 25 percent of its total assets in the Subsidiary. Holdings specific to the Subsidiary are noted on the Consolidated Schedule of Investments.

As of March 31, 2019, net assets of the Fund and the Subsidiary were as follows:

		% of Fund Represented by
Total Net Assets	Subsidiary Net Assets	Subsidiary’s Net Assets
$ 3,889,911	$ 790,800	20.3%

Security Valuation

Securities are valued at closing bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the USCF ETF Trust (the “Trust” or the “Registrant”) Board of Trustees. Investments in money market mutual funds are stated at net asset value (the “NAV”).

With respect to the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund, the Fund administrator uses the closing prices on the relevant Futures Exchanges of the Component Futures Contracts for the contracts held on the Futures Exchanges, but calculates or determines the value of all other investments of the Fund using market quotations, if available, or other information customarily used to determine the fair value of such investments.

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Expenses

Expenses of the Fund, which are directly identifiable to the Funds are applied to each Fund, and are paid directly by USCF Advisers LLC (the “Adviser”).

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis. Futures contracts ordinarily should be valued at the settlement prices quoted by market makers to determine appreciation or depreciation.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USCF ETF TRUST

By:	/s/ John P. Love
John P. Love
President (Principal Executive Officer)
Date: May 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love
John P. Love
President (Principal Executive Officer)
Date: May 17, 2019

By:	/s/ Stuart P. Crumbaugh
Stuart P. Crumbaugh
Treasurer (Principal Financial Officer)
Date: May 17, 2019

CERTIFICATION PURSUANT TO RULE 30A-2(A) UNDER THE 1940 ACT AND SECTION 302 OF THE SARBANES-OXLEY ACT

I, John P. Love, certify that:

1. I have reviewed this report on Form N-Q of USCF ETF Trust (the “Registrant”);

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the Registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting; and

5. The Registrant’s other certifying officer(s) and I have disclosed to the Registrant’s auditors and the audit committee of the Registrant’s board of trustees (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant’s internal control over financial reporting.

Date: May 17, 2019

/s/ John P. Love
John P. Love
President (Principal Executive Officer)

CERTIFICATION PURSUANT TO RULE 30A-2(A) UNDER THE 1940 ACT AND SECTION 302 OF THE SARBANES-OXLEY ACT

I, Stuart P. Crumbaugh, certify that:

1. I have reviewed this report on Form N-Q of USCF ETF Trust (the “Registrant”);

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the Registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting; and

5. The Registrant’s other certifying officer(s) and I have disclosed to the Registrant’s auditors and the audit committee of the Registrant’s board of trustees (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant’s internal control over financial reporting.

Date: May 17, 2019

/s/ Stuart P. Crumbaugh
Stuart P. Crumbaugh
Treasurer (Principal Financial Officer)